TRADE AND OTHER RECEIVABLES - Movements in the provision for bad and doubtful debts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TRADE AND OTHER RECEIVABLES.
At 1 January	$ 54	$ 64	$ 47
Exchange adjustment	3	(3)	(3)
Acquisitions	1
Net receivables provided/(provision released) during the year	17	7	25
Utilisation of provision	(6)	(14)	(5)
At 31 December	$ 69	$ 54	$ 64